INCOME TAXES (Details 4) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income before income taxes, as per the statement of operations	$ 50,323	$ 42,950	$ 42,616
Statutory tax rate in Israel	25.00%	24.00%	25.00%
Theoretical tax expense	12,581	10,308	10,654
Reconciliation:
Non-deductible expenses	1,965	1,539	238
Effect of different tax rates	547	922	631
Deferred taxes on losses (utilization of losses) and temporary differences for which a valuation allowance was provided, net	(761)	883	(3,438)
Effect of change in Israel tax rates	0	(1,606)	0
Prior year losses and temporary differences for which deferred taxes were recorded, net	(4,179)	(6,692)	(3,231)
Uncertain tax position	(1,260)	297	1,636
Taxes in respect of prior years	(2,456)	(707)	735
Other	(146)	745	(681)
Income taxes as per the statement of operations	$ 6,583	$ 5,689	$ 6,544
Effective tax rate - in %	13.10%	13.20%	15.40%